RELATED PARTIES - Benefits to directors (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) director	Jun. 30, 2024 USD ($) director
RELATED PARTIES
Compensation to directors not employed by the Group or on its behalf	$ 45	$ 30
Share-based payments to directors not employed by the Group or on its behalf	64	51
Employee benefits and share-based compensation by the Company or on its behalf	$ 109	$ 81
Number of directors who received the above compensation from the Group | director	5	4